TARGET ASSET ALLOCATION FUNDS

Target Conservative Allocation Fund

Target Moderate Allocation Fund

Target Growth Allocation Fund

Supplement dated January 22, 2008

To Prospectuses and Statement of Additional Information dated September 28, 2007

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Andrew W. Alford, PhD and Mark Carhart, PhD have joined Melissa R. Brown, CFA and Robert C. Jones, CFA, as portfolio managers for the portion of the large capitalization growth equity segment of each of Target Conservative Allocation Fund, Target Moderate Allocation Fund and Target Growth Allocation Fund (the Funds) subadvised by Goldman Sachs Asset Management, L.P. (GSAM).

To further reflect this change, information pertaining to Messrs. Alford and Carhart are hereby added as noted below:

The section of the Prospectus entitled “How the Funds Are Managed – Subadvisers and Portfolio Managers” is amended by substituting the following new portfolio manager discussion to replace the existing portfolio manager discussion pertaining to GSAM:

Melissa R. Brown, CFA, Robert C. Jones, CFA, Andrew W. Alford, PhD and Mark Carhart, PhD, CFA manage the portion of the Portfolio advised by GSAM. Ms. Brown is a Managing Director and Co-Head of Global Product Strategy for the Global Quantitative Investment Strategies ("QIS") group. She is also a member of the Global Quantitative Equity ("GQE") nvestment Policy Committee. Mr. Jones is a Managing Director and Chair of the GQE Investment Policy Committee, which oversees portfolio management process. He currently serves as Co-Chief Investment Officer of QIS. Mr. Carhart is a Managing Director and serves as Co-Chief Investment Officer of QIS. Mr. Alford is a Managing Director and Senior Portfolio Manager. He is responsible for the Flex long-short and U.S. long-only strategies in QIS. The computer optimizer constructs the portfolio based on the team's models and design and no one person on the team has a subjective override of the computer optimizer process, except in very limited cases.

The table entitled “Portfolio Manager Starting Service Dates” appearing at the end of the section of the Prospectus entitled “How the Funds Are Managed—Subadvisers and Portfolio Managers” is hereby amended by adding Messrs. Alford and Carhart to the GSAM portion of the table, and denoting December 2007 as their starting service dates.

The section of Part I of the Statement of Additional Information entitled “Management & Advisory Arrangements – Additional Information About the Portfolio Managers – Other Accounts and Ownership of Fund Securities” is amended by adding to the tables for each of the Funds the following information pertaining to Messrs. Alford and Carhart. Information pertaining to Messrs. Alford and Carhart is furnished as of September 30, 2007:

Conservative Allocation Fund
Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
Andrew W. Alford	72 / $28.3 billion	41 / $25.4 billion 5/ $1.7 billion	817 / $81.7 billion 41 / $13.1 billion	None
Mark Carhart	72 / $28.3 billion	41 / $25.4 billion 5/ $1.7 billion	817 / $81.7 billion 41 / $13.1 billion	None

Moderate Allocation Fund

Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
Andrew W. Alford	72 / $28.3 billion	41 / $25.4 billion 5/ $1.7 billion	817 / $81.7 billion 41 / $13. 1 billion	None
Mark Carhart	72 / $28.3 billion	41 / $25.4 billion 5/ $1.7 billion	817 / $81.7 billion 41 / $13. 1 billion	None

Growth Allocation Fund

Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
Andrew W. Alford	72 / $28.3 billion	41 / $25.4 billion 5/ $1.7 billion	817 / $81.7 billion 41 / $13. 1 billion	None
Mark Carhart	72 / $28.3 billion	41 / $25.4 billion 5/ $1.7 billion	817 / $81.7 billion 41 / $13. 1 billion	None

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